ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Customer advances and deferred income	$ 3,499	$ 3,555
Compensation, benefit and other employee related	1,322	1,218
Repositioning	279	309
Asbestos-related liabilities	154	110
Income taxes	680	549
Other taxes	176	174
Environmental costs	227	222
Operating lease liabilities	196	192
Product warranties and performance guarantees	182	175
Insurance	69	68
Accrued interest	217	122
NARCO Buyout	0	1,325
Other (primarily operating expenses)	808	1,143
Total Accrued liabilities	$ 7,809	$ 9,162